UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if an Amendment [ ];  Amendment Number: _________
        This Amendment (Check only one.):      [ ] is a restatement.
                                               [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:     J.H. Whitney Investment Management, LLC
Address:  375 Park Avenue, Suite 1307
          New York, New York  10152

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:   John M.B. O'Connor, CEO
Phone:  (212) 835-1950

Signature, Place, and Date of Signing:

/s/ John M.B. O'Connor      New York, New York         February 8, 2008
-----------------------------------------------------------------------
  [Signature]                 [City, State]              [Date]

REPORT TYPE (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:  Two (2)

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total: 129,360(in thousands)

LIST OF OTHER INCLUDED MANAGERS:

---------------------------------------------------------------
|NO.|FORM 13F FILE NO.|                 NAME                  |
---------------------------------------------------------------
| 1 |                 |Whitney Green River Management Co., LLC|
---------------------------------------------------------------
| 2 |                 |Whitney Green River GP, LLC            |
---------------------------------------------------------------

Name of Issuer                Title of      CUSIP       Value    SH/Prn SH/ Put/ Investment Other   Voting    Authority
                              Class                   (x1000)    Amount Prn Call Discretion Managrs Sole      Shared None
ADVANCE AMER CASH ADVANCE CT  COM           00739W107   3,496   344,100 SH       DEFINED    1,2       344,100
ALLIED HEALTHCARE INT'L INC   COM           01923A109   5,726 2,356,275 SH       DEFINED    1,2     2,356,275
AMERICAN ORIENTAL BIOENGR IN  COM           028731107   8,310   750,000 SH       DEFINED    1,2       750,000
AMERITYRE CORP                COM           03073V107     231   158,313 SH       DEFINED    1,2       158,313
ARGAN INC.                    COM           04010A109   4,346   325,524 SH       DEFINED    1,2       325,524
ARRIS GROUP INC               COM           04269Q100   2,994   300,000 SH       DEFINED    1,2       300,000
CAMBREX CORP                  COM           132011107   3,993   476,500 SH       DEFINED    1,2       476,500
CELANESE CORP DEL             COM SER A     150870103  10,656   251,790 SH       DEFINED    1,2       251,790
CENTENE CORP DEL              COM           15135B101   8,829   321,750 SH       DEFINED    1,2       321,750
CHINA NEPSTAR CHAIN DRUG      SPONSORED ADR 16943C109     220    12,500 SH       DEFINED               12,500
COINSTAR CORP                 COM           19259P300   1,408    50,000 SH       DEFINED    1,2        50,000
COLLECTIVE BRANDS INC         COM           19421W100   1,786   102,700 SH       DEFINED    1,2       102,700
DOLLAR FIN'L CORP             COM           256664103   4,766   155,302 SH       DEFINED    1,2       155,302
DRESS BARN INC                COM           261570105   1,669   133,397 SH       DEFINED    1,2       133,397
HEARTLAND PMT SYS INC         COM           42235N108   3,856   143,863 SH       DEFINED    1,2       143,863
I2 TECHNOLOGIES INC           COM NEW       465754208   1,081    85,814 SH       DEFINED    1,2        85,814
INVENTIV HEALTH INC           COM           46122E105   2,012    65,000 SH       DEFINED    1,2        65,000
INVERNESS MED INNOVATIONS INC COM           46126P106   1,966    35,000 SH       DEFINED    1,2        35,000
INVESTOOLS INC                COM           46145P103   8,802   496,172 SH       DEFINED    1,2       496,172
JACKSON HEWITT TAX SVCS INC   COM NEW       468202106   4,188   131,900 SH       DEFINED    1,2       131,900
KKR FINANCIAL HLDGS LLC       COM           48248A306   2,074   147,600 SH       DEFINED    1,2       147,600
MAGELLAN HEALTH SVCS INC      COM NEW       559079207  10,323   221,390 SH       DEFINED    1,2       221,390
NAVARRE CORP                  COM           639208107   3,174 1,526,200 SH       DEFINED    1,2     1,526,200
NMT MED INC                   COM           629294109   2,475   440,339 SH       DEFINED    1,2       440,339
PARK OHIO HLDGS CORP          COM           700666100   4,865   193,834 SH       DEFINED    1,2       193,834
POMEROY IT SOLUTIONS INC      COM           731822102   3,534   510,000 SH       DEFINED    1,2       510,000
RSC HOLDINGS CORP             COM           74972L102   2,518   200,600 SH       DEFINED    1,2       200,600
SAFETY INS GROUP INC          COM           78648T100   6,705   183,100 SH       DEFINED    1,2       183,100
SCOTTISH RE GROUP LIMITED     SHS           G73537410     402   554,162 SH       DEFINED    1,2       554,162
TENNECO AUTOMOTIVE INC        COM           880349105   8,538   327,493 SH       DEFINED    1,2       327,493
VERIFONE HLDGS INC            COM           92342Y109   4,417   190,000 SH       DEFINED    1,2       190,000